CONDENSED CONSOLIDATED STATEMENT OF OPERATIONS - USD ($)	3 Months Ended					4 Months Ended		6 Months Ended				10 Months Ended	12 Months Ended
	Jun. 30, 2026		Mar. 31, 2026	Jun. 30, 2025		Jun. 30, 2025		Jun. 30, 2026		Jun. 30, 2025		Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2024
General and administrative	$ 6,362,000			$ 1,739,000				$ 11,840,000		$ 3,879,000			$ 13,372,000		$ 8,607,000
Loss from operations	(15,077,000)			(6,038,000)				(28,111,000)		(10,371,000)			(32,200,000)		(51,895,000)
Other income (expense):
Net income (loss)	$ (83,692,000)			$ (4,022,000)				$ (122,504,000)		$ (9,710,000)			$ (31,370,000)		$ (57,770,000)
Weighted-average number of common shares outstanding - basic	14,440,768	[1]		1,317,732	[1]			14,435,062	[1]	1,317,220	[1]		6,169,127	[2]	1,307,771	[2]
Weighted-average number of common shares outstanding - diluted	14,440,768	[1]		1,317,732	[1]			14,435,062	[1]	1,317,220	[1]		6,169,127	[2]	1,307,771	[2]
Net loss per share - basic	$ 5.8			$ 3.05				$ 8.49		$ 8.66			$ 5.4		$ 46.76
Net loss per share - diluted	$ 5.80			$ 3.05				$ 8.49		$ 8.66			$ 5.4		$ 46.76
Spring Valley Acquisition III
General and administrative	$ 388,314			$ 16,620		$ 16,620		$ 570,497				$ 450,346
Loss from operations	(388,314)			(16,620)		(16,620)		(570,497)				(450,346)
Other income (expense):
Interest earned on investments held in Trust Account	2,076,992							4,123,512				2,809,646
Net income (loss)	$ (6,432,093)		$ (11,990,533)	$ (16,620)		$ (16,620)		$ (18,422,626)				$ 2,359,300
Spring Valley Acquisition III | Class A ordinary shares subject to possible redemption
Other income (expense):
Weighted-average number of common shares outstanding - basic	23,000,000							23,000,000				9,153,061
Weighted-average number of common shares outstanding - diluted	23,000,000							23,000,000				9,153,061
Net loss per share - basic	$ (0.21)							$ (0.6)				$ 0.15
Net loss per share - diluted	$ (0.21)							$ (0.6)				$ 0.14
Spring Valley Acquisition III | Class B common shares
Other income (expense):
Weighted-average number of common shares outstanding - basic	7,666,667	[3],[4]		6,666,667	[3],[4]	6,666,667	[3],[4]	7,666,667	[3],[4]			7,064,626
Weighted-average number of common shares outstanding - diluted	7,666,667			6,666,667		6,666,667		7,666,667				7,289,116
Net loss per share - basic	$ (0.21)			$ 0		$ 0		$ (0.6)				$ 0.15
Net loss per share - diluted	$ (0.21)			$ 0		$ 0		$ (0.6)				$ 0.14

[1]	The weighted average shares outstanding for the three month and six month period ended June 30, 2025, has been retrospectively adjusted to reflect the ten-for-one (10:1) reverse share split effective August 2025. See note 14 for details.
[2]	Share amounts have been retrospectively adjusted to reflect the ten-for-one (10:1) reverse share split effective August 2025. See note 12 for details.
[3]	Excludes an aggregate of 1,000,000 Class B ordinary shares subject to forfeiture if the over-allotment is not exercised in full or in part by the underwriters. On September 5, 2025, the underwriters exercised their over-allotment option in full as part of the closing of the Initial Public Offering. As such, the 1,000,000 Founder Shares are no longer subject to forfeiture (Note 5).
[4]	On August 15, 2025, the Company effected an approximately 1 to 1.33 share split and upon completion of the share split, each of the independent directors transferred 13,333 Founder Shares to the Sponsor for an amount of $43.48. As a result, the Sponsor currently holds 7,546,667 Founder Shares, and each of the independent directors currently holds 40,000 Founder Shares for an aggregate of 7,666,667 Founder Shares. All share and per share data has been retroactively restated (Note 5).